Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Related Party Transactions

12.  Related Party Transactions

On February 26, 2023, the Company entered into an Agreement and Plan of Merger with Aura Smart Air Ltd. (“Aura”), an Israeli company listed on the Tel Aviv Stock Exchange (See Note 16 for more information). In connection with the transaction, the Company also entered into a Technology Collaboration Agreement and a Co-Distribution Agreement. Under Technology Collaboration Agreement the Company paid $250,000 to Aura for a perpetual license to Aura’s Background Intellectual Property and other Intellectual Property owned or controlled by them for use in, amongst other items, selling Molekule products and services. Additionally, the Company paid $68,182 under the Technology Collaboration Agreement, the monthly payment amount due to Aura, for services as part of the Company’s collaboration with Aura on the statement of work specified in the agreement. The objectives of the statement of work include onboarding Company devices onto the Aura platform, sending and receiving data to the platform and implementing various internet of things and other Aura technologies into the Company’s devices and software.

10.	Related Party Transactions

The Company recorded an aggregate of $16,889 and $80,000 of revenues for units sold to related parties for the years ended December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021 amounts included in accounts receivable were $9,616 and $63,290, respectively.

Bridge Loans — On each of September 30, 2021 and November 5, 2021, the Company borrowed $500,000 pursuant to bridge loan agreements (the “Bridge Loans”) from a related party at an interest rate of the prime rate plus 3.0% per annum, which was 6.25% for the life of the Bridge Loans, with the principal and accrued interest due upon demand. The Company used the proceeds from the Bridge Loans to fund operations, including working capital requirements, continued product launch costs and other overhead costs until the proceeds from the Public Offering became available. On December 1, 2021, the Company repaid the Bridge Loans in full, including unpaid accrued interest, with a portion of the net proceeds of the Public Offering. See Note 3, Public Offering.